COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2012, the future minimum aggregate lease commitments under non-cancelable operating lease agreement are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2013	$95,024	$10,885	$105,909
2014	2,595	11,208	13,803
2015	2,094	3,000	5,094

	$99,713	$25,093	$124,806